Employee Future Benefits - Summary of Pension and Retiree Welfare Plans (Detail) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Actuarial losses (gains) due to:
Ending balance	CAD 0
Pension plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	490,000,000
Actuarial losses (gains) due to:
Experience	15,000,000
Demographic assumption changes		CAD (94,000,000)
Economic assumption changes	214,000,000	116,000,000
Ending balance	378,000,000	490,000,000
Actuarial gains (losses)	(312,000,000)	(158,000,000)
Pension plans [Member] | Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	4,767,000,000	4,823,000,000
Plan mergers		143,000,000
Current service cost	48,000,000	52,000,000
Past service cost		(57,000,000)
Interest cost	182,000,000	196,000,000
Plan participants' contributions	1,000,000	1,000,000
Actuarial losses (gains) due to:
Experience	15,000,000
Demographic assumption changes		(94,000,000)
Economic assumption changes	214,000,000	116,000,000
Benefits paid	(315,000,000)	(314,000,000)
Impact of changes in foreign exchange rates	(206,000,000)	(99,000,000)
Ending balance	4,706,000,000	4,767,000,000
Pension plans [Member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	4,277,000,000	4,122,000,000
Plan mergers		129,000,000
Interest cost	164,000,000	169,000,000
Plan participants' contributions	1,000,000	1,000,000
Actuarial losses (gains) due to:
Benefits paid	(315,000,000)	(314,000,000)
Impact of changes in foreign exchange rates	(191,000,000)	(87,000,000)
Ending balance	4,328,000,000	4,277,000,000
Employer contributions	85,000,000	106,000,000
Administration costs	(5,000,000)	(7,000,000)
Actuarial gains (losses)	312,000,000	158,000,000
Retiree welfare plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	79,000,000
Actuarial losses (gains) due to:
Experience	(9,000,000)	(2,000,000)
Demographic assumption changes		(16,000,000)
Economic assumption changes	41,000,000	20,000,000
Ending balance	78,000,000	79,000,000
Actuarial gains (losses)	(30,000,000)	(8,000,000)
Retiree welfare plans [Member] | Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	682,000,000	713,000,000
Current service cost	1,000,000	1,000,000
Interest cost	26,000,000	28,000,000
Plan participants' contributions	4,000,000	5,000,000
Actuarial losses (gains) due to:
Experience	(9,000,000)	(2,000,000)
Demographic assumption changes		(16,000,000)
Economic assumption changes	41,000,000	20,000,000
Benefits paid	(45,000,000)	(50,000,000)
Impact of changes in foreign exchange rates	(35,000,000)	(17,000,000)
Ending balance	665,000,000	682,000,000
Retiree welfare plans [Member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	603,000,000	635,000,000
Interest cost	23,000,000	25,000,000
Plan participants' contributions	4,000,000	5,000,000
Actuarial losses (gains) due to:
Benefits paid	(45,000,000)	(50,000,000)
Impact of changes in foreign exchange rates	(38,000,000)	(18,000,000)
Ending balance	587,000,000	603,000,000
Employer contributions	12,000,000
Administration costs	(2,000,000)	(2,000,000)
Actuarial gains (losses)	CAD 30,000,000	CAD 8,000,000